STOCKHOLDERS DEFICIT (Details 2) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Feb. 19, 2021	Jun. 30, 2020	Sep. 19, 2018	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total debt and accrued interests				$ 2,737,847,000	$ 2,737,847,000
Total debt				2,496,316,000	2,496,316,000
Total accrued interest				$ 241,531,000	$ 241,531,000
Common stock shares	2,236	500,000	556,136	7,957,013	7,957,013
Warrants (exercise $0.25)				1,121,705	1,121,705
Warrants (exercise $0.75)				1,121,705	1,121,705
Warrants (exercise $0.20)				4,713,603	4,713,603
Warrants (Exercise $0.15)				700,000	700,000
Warrants (Exercise $0.50)				500,000	500,000
Auctus
Total debt and accrued interests					$ 328,422,000
Total debt				$ 249,119,000	291,088,000	$ 107,500,000
Total accrued interest				$ 79,303,000	$ 145,544,000	$ 38,044,000
Common stock shares				500,000	500,000
Warrants (exercise $0.25)				0	0
Warrants (exercise $0.75)				0	0
Warrants (exercise $0.20)				0	0
Warrants (Exercise $0.15)				700,000	700,000
Warrants (Exercise $0.50)				0	0
Mr. Blumberg
Total debt and accrued interests				$ 305,320,000	$ 305,320,000
Total debt				292,290,000	292,290,000
Total accrued interest				$ 13,030,000	$ 13,030,000
Common stock shares				1,167,630	1,167,630
Warrants (exercise $0.25)				119,656	119,656
Warrants (exercise $0.75)				119,656	119,656
Warrants (exercise $0.20)				928,318	928,318
Warrants (Exercise $0.15)				0	0
Warrants (Exercise $0.50)				0	0
Ms. Rosenstock
Total debt and accrued interests				$ 50,000,000	$ 50,000,000
Total debt				50,000,000	50,000,000
Total accrued interest				$ 0	$ 0
Common stock shares				100,000	100,000
Warrants (exercise $0.25)				50,000	50,000
Warrants (exercise $0.75)				50,000	50,000
Warrants (exercise $0.20)				0	0
Warrants (Exercise $0.15)				0	0
Warrants (Exercise $0.50)				0	0
Aquarius
Total debt and accrued interests				$ 145,544,000	$ 145,544,000
Total debt				107,500,000	107,500,000
Total accrued interest				$ 38,044,000	$ 38,044,000
Common stock shares				291,088	291,088
Warrants (exercise $0.25)				145,544	145,544
Warrants (exercise $0.75)				145,544	145,544
Warrants (exercise $0.20)				0	0
Warrants (Exercise $0.15)				0	0
Warrants (Exercise $0.50)				0	0
K2 Medical (Shenghuo)
Total debt and accrued interests				$ 803,653,000	$ 803,653,000
Total debt				771,927,000	771,927,000
Total accrued interest				$ 31,726,000	$ 31,726,000
Common stock shares				1,905,270	1,905,270
Warrants (exercise $0.25)				704,334	704,334
Warrants (exercise $0.75)				704,334	704,334
Warrants (exercise $0.20)				496,602	496,602
Warrants (Exercise $0.15)				0	0
Warrants (Exercise $0.50)				0	0
Mr. Case
Total debt and accrued interests				$ 179,291,000	$ 179,291,000
Total debt				150,000,000	150,000,000
Total accrued interest				$ 29,291,000	$ 29,291,000
Common stock shares				896,456	896,456
Warrants (exercise $0.25)				0	0
Warrants (exercise $0.75)				0	0
Warrants (exercise $0.20)				896,456	896,456
Warrants (Exercise $0.15)				0	0
Warrants (Exercise $0.50)				0	0
Mr. Grimm
Total debt and accrued interests				$ 51,110,000	$ 51,110,000
Total debt				50,000,000	50,000,000
Total accrued interest				$ 1,110,000	$ 1,110,000
Common stock shares				255,548	255,548
Warrants (exercise $0.25)				0	0
Warrants (exercise $0.75)				0	0
Warrants (exercise $0.20)				255,548	255,548
Warrants (Exercise $0.15)				0	0
Warrants (Exercise $0.50)				0	0
Mr. Gould
Total debt and accrued interests				$ 111,227,000	$ 111,227,000
Total debt				100,000,000	100,000,000
Total accrued interest				$ 11,227,000	$ 11,227,000
Common stock shares				556,136	556,136
Warrants (exercise $0.25)				0	0
Warrants (exercise $0.75)				0	0
Warrants (exercise $0.20)				556,136	556,136
Warrants (Exercise $0.15)				0	0
Warrants (Exercise $0.50)				0	0
Mr. Mamula
Total debt and accrued interests				$ 15,577,000	$ 15,577,000
Total debt				15,000,000	15,000,000
Total accrued interest				$ 577,000	$ 577,000
Common stock shares				77,885	77,885
Warrants (exercise $0.25)				0	0
Warrants (exercise $0.75)				0	0
Warrants (exercise $0.20)				77,885	77,885
Warrants (Exercise $0.15)				0	0
Warrants (Exercise $0.50)				0	0
Dr. Imhoff
Total debt and accrued interests				$ 400,417,000	$ 400,417,000
Total debt				363,480,000	363,480,000
Total accrued interest				$ 36,937,000	$ 36,937,000
Common stock shares				1,699,255	1,699,255
Warrants (exercise $0.25)				100,944	100,944
Warrants (exercise $0.75)				100,944	100,944
Warrants (exercise $0.20)				1,497,367	1,497,367
Warrants (Exercise $0.15)				0	0
Warrants (Exercise $0.50)				0	0
Mr. James
Total debt and accrued interests				$ 2,286,000	$ 2,286,000
Total debt				2,000,000	2,000,000
Total accrued interest				$ 286,000	$ 286,000
Common stock shares				7,745	7,745
Warrants (exercise $0.25)				1,227	1,227
Warrants (exercise $0.75)				1,227	1,227
Warrants (exercise $0.20)				5,291	5,291
Warrants (Exercise $0.15)				0	0
Warrants (Exercise $0.50)				0	0
Mr. Clavijo
Total debt and accrued interests				$ 125,000,000	$ 125,000,000
Total debt				125,000,000	125,000,000
Total accrued interest				$ 0	$ 0
Common stock shares				500,000	500,000
Warrants (exercise $0.25)				0	0
Warrants (exercise $0.75)				0	0
Warrants (exercise $0.20)				0	0
Warrants (Exercise $0.15)				0	0
Warrants (Exercise $0.50)				500,000	500,000
Mr. Wells
Total debt and accrued interests				$ 220,000,000	$ 220,000,000
Total debt				220,000,000	220,000,000
Total accrued interest				$ 0	$ 0
Common stock shares				0	0
Warrants (exercise $0.25)				0	0
Warrants (exercise $0.75)				0	0
Warrants (exercise $0.20)				0	0
Warrants (Exercise $0.15)				0	0
Warrants (Exercise $0.50)				0	0